Composition of Loan Portfolio (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 704,532,000	$ 579,623,000
Total loans	706,635,000	583,302,000
Allowance for loan losses	(6,095,001)	(5,727,800)	(4,727,000)
Net loans	700,540,000	577,574,000
Percent of loan to total loan portfolio	100.00%	100.00%
Mortgage loans held for sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	2,103,000	3,680,000
Percent of loan to total loan portfolio	0.30%	0.60%
Commercial, financial and agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	106,109,000	81,792,000
Percent of loan to total loan portfolio	15.00%	14.00%
Mortgage-commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	238,602,000	212,388,000
Percent of loan to total loan portfolio	33.80%	36.40%
Mortgage-residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	256,406,000	202,343,000
Percent of loan to total loan portfolio	36.30%	34.70%
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	84,935,000	67,287,000
Percent of loan to total loan portfolio	12.00%	11.50%
Consumer and other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 18,480,000	$ 15,812,000
Percent of loan to total loan portfolio	2.60%	2.80%